Joint Arrangements (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of joint operations
The Company’s proportionate share of the contribution payable included in the consolidated balance sheets is as follows:

Contribution Payable
($ millions)	December 31, 2017	December 31, 2016
Beginning of year	146	348
Accretion (note 21)	2	6
Paid	(142)	(193)
Foreign exchange	(6)	(15)
End of year	—	146
Summarized below is the Company’s proportionate share of operating results and financial position in the Sunrise Oil Sands Partnership that have been included in the consolidated statements of income and the consolidated balance sheets in Exploration and Production in the Upstream segment:

Results of Operations
($ millions)	2017	2016
Revenues	259	106
Expenses	(261)	(220)
Financial items	(28)	(28)
Proportionate share of net loss	(30)	(142)

Balance Sheets
($ millions)	December 31, 2017	December 31, 2016
Current assets	76	57
Non-current assets	2,756	3,147
Current liabilities	(129)	(98)
Non-current liabilities	(275)	(274)
Proportionate share of net assets	2,428	2,832
Summarized below is the Company’s proportionate share of operating results and financial position in the BP-Husky Refining LLC joint operation that have been included in the consolidated statements of income and the consolidated balance sheets in U.S. Refining and Marketing in the Downstream segment:

Results of Operations
($ millions)	2017	2016
Revenues	2,239	1,521
Expenses	(2,215)	(1,570)
Proportionate share of net earnings (loss)	24	(49)

Balance Sheets
($ millions)	December 31, 2017	December 31, 2016
Current assets	424	395
Non-current assets	2,195	2,446
Current liabilities	(324)	(324)
Non-current liabilities	(467)	(535)
Proportionate share of net assets	1,828	1,982
The following table lists the Company's significant subsidiaries and jointly-controlled entities and their respective places of incorporation, continuance or organization, as the case may be, and the Company's percentage equity interest (to the nearest whole number) as at December 31, 2017. All of the entities listed below, except as otherwise indicated, are 100 percent beneficially owned, or controlled or directed, directly or indirectly, by the Company.

Significant Subsidiaries and Joint Operations	%	Jurisdiction
Husky Oil Operations Limited	100	Alberta
Husky Energy International Corporation	100	Alberta
Lima Refining Company	100	Delaware
Husky Marketing and Supply Company	100	Delaware
Husky Oil Limited Partnership	100	Alberta
Husky Terra Nova Partnership	100	Alberta
Husky Downstream General Partnership	100	Alberta
Husky Energy Marketing Partnership	100	Alberta
Sunrise Oil Sands Partnership	50	Alberta
BP-Husky Refining LLC	50	Delaware

Disclosure of joint ventures
Summarized below is the financial information for HMLP accounted for using the equity method:

Results of Operations
($ millions, except share of equity investment)	2017	2016
Revenues	294	138
Expenses	(107)	(97)
Net income	187	41
Share of equity investment (percent)	35%	35%
Proportionate share of equity investment	49	16

Balance Sheet
($ millions, except share of net assets)	December 31, 2017	December 31, 2016
Current assets(1)	152	55
Non-current assets	2,617	2,403
Current liabilities	(75)	(44)
Non-current liabilities	(690)	(590)
Net assets	2,004	1,824
Share of net assets (percent)	35%	35%
Carrying amount in balance sheet	685	640

(1)	Current assets include cash and cash equivalents of $28 million (2016 – $23 million).
Summarized below is the financial information for Husky-CNOOC Madura Ltd. accounted for using the equity method:

Results of Operations
($ millions, except share of equity investment)	2017	2016
Revenues	97	—
Expenses	(80)	(32)
Net earnings (loss)	17	(32)
Share of equity investment (percent)	40%	40%
Proportionate share of equity investment	12	(1)

Balance Sheets
($ millions, except share of equity investment)	December 31, 2017	December 31, 2016
Current assets(1)	152	67
Non-current assets	1,993	1,111
Current liabilities	(1,021)	(134)
Non-current liabilities	(898)	(836)
Net assets	226	208
Share of net assets (percent)	40%	40%
Carrying amount in balance sheet	553	488

(1)	Current assets include cash and cash equivalents of $26 million (2016 – $7 million).